Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Income taxes

23    Income taxes

The Company is subject to United States federal and state as well as other foreign income taxes.

The income tax expense consists of the following:

	Year ended December 31,
	2022	2021
Current:
Federal	—	4,316
State	17,551	5,755
Foreign	495,058	287,682
Total current	512,609	297,753
Deferred:
Federal	—	—
State	—	—
Foreign	(13,442)	7,603
Total provision	499,167	305,356

The reconciliation of the statutory income tax rate to the Company’s effective tax rate are as follows:

	Year ended December 31,
	2022	2021
U.S federal statutory income tax rate(a)	21.0%	17.0%
Valuation allowance	(17.3)%	(15.4)%
Non-deductible expenses	(0.2)%	(3.6)%
Stock based compensation	(5.0)%	—
Credits	0.4%	—
Internal restructuring	—	(0.3)%
Foreign rate differential	(0.5)%	0.8%
State and local income taxes, net of federal benefit	2.2%	—
Others	(1.1)%	—
Effective tax rate	(0.5)%	(1.5)%

(a)      The statutory income tax rates used are U.S. and Singapore for the years ended December 31, 2022 and 2021, respectively, which represents the Company’s country of domicile during the respective year.

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	18,495,760	13,109,201
Stock based compensation	10,142,989	—
Accrued expenses	63,627	—
Interest limitation	1,626,806	—
R&D and other tax credit carryforwards	3,275,931	2,916,264
Operating lease liabilities	235,782	324,503
Retirement benefits	—	58,034
Property and equipment	—	341
Others	325,324	462,697
Total deferred tax assets	34,166,219	16,871,040
Valuation allowance	(33,046,626)	(14,063,564)
Total deferred tax assets, net of valuation allowance	1,119,593	2,807,476

Deferred tax liabilities:
Depreciation and amortization	(820,603)	(2,423,334)
Operating lease right-of-use assets	(216,741)	(305,772)
Marketable securities	—	(4,210)
Total deferred tax liabilities	(1,037,344)	(2,733,316)
Net Deferred tax assets	82,249	74,160
	As of December 31,
	2022	2021
Classified as
Deferred income tax assets	84,470	78,370
Deferred income tax liabilities	2,221	4,210

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the analysis of federal and state deferred tax balances, future tax projections and availability of taxable income in the carryback period, the Company recorded a valuation allowance against the Federal, state and international deferred tax assets of $33,046,626 as of December 31, 2022.

As of December 31, 2022, the Company has federal net operating losses of $50,435,271, state net operating losses of approximately $62,000,000 and foreign net operating losses of approximately $28,000,000. The Federal and state net operating losses begin to expire in 2030. The foreign net operating losses will carryforward indefinitely. Of the $50,435,271 of the total federal net operating losses, approximately $22,000,000 was generated after December 31, 2017 and will carry forward indefinitely but is subject to an 80% income limitation.

At December 31, 2022, the Company had federal and state research tax credit carryforwards of $3,763,076 and $1,090,913, respectively. Federal credit carryforwards will start to expire in 2029 and state credit carryforwards do not expire.

At December 31, 2022 and 2021, the Company recorded $1,456,197 and $1,302,053 respectively, of unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to uncertain tax positions, if any, in the income tax provision. During the years ended December 31, 2022 and 2021, the Company recognized no interest and penalties related to uncertain tax positions.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate as of December 31, 2022 is Nil, due to the valuation allowance that would otherwise be recorded on the deferred tax asset associated with the recognized position.

The tax years ended December 31, 2019 through December 31, 2022 remain open to examination by the Internal Revenue Service and California Franchise Tax Board. In addition, the utilization of net loss carryforwards are subject to Federal and State review for the periods in which those net losses were incurred. The Company is not under audit by any taxing jurisdictions at this time.

Utilization of the net operating loss and research tax credit carryforwards may be subject to an annual limitation based on changes in ownership, as defined by Section 382 and 383 of the Internal Revenue Code of 1986, as amended. The Company has done a preliminary Section 382 study and has determined that $30,300,000 of the state net operating losses will be permanently impaired due to the limitations.

The Inflation Reduction Act was passed in August 2022, providing significant incentives for businesses to become more energy efficient by extending, increasing or expanding credits applicable to the production of clean energy and fuels as well as other provisions. These changes did not have a material impact on the tax provision of the Company.

Kludein I Acquisition Corp. [Member]
Income Tax [Abstract]
Income taxes

NOTE 9 — INCOME TAX

The Company’s net deferred tax assets and liabilities are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets, net
Net operating loss carryforward	$—	$29,571
Startup and organizational costs	618,152	295,262
Change in fair value of Working Capital Loan	(71,622)	—
Unrealized gain on marketable securities	—	(4,121)
Total deferred tax assets, net	546,530	320,712
Valuation allowance	(618,152)	(320,712)
Deferred tax liability, net of valuation allowance	$(71,622)	$—

The income tax provision consists of the following:

	December 31, 2022	December 31, 2021
Federal
Current	$302,394	$—
Deferred	(225,819)	(320,314)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	297,441	320,314
Income tax provision	$374,016	$—

As of December 31, 2022 and 2021, the Company had $0 and $140,812, respectively, of U.S. federal net operating loss carryovers available to offset future taxable income. Federal net operating loss can be carried forward indefinitely.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and 2021, the change in the valuation allowance was $297,441 and $320,314, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	(28.0)%	84.9%
Transaction costs allocable to warrants	0.0%	(27.1)%
Business combination expenses	8.4%	—%
Change in valuation allowance	5.5%	(78.9)%
Income tax provision	6.9%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities.